Nature of the Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business	Nature of the Business
Autolus Therapeutics plc and its subsidiaries (collectively "Autolus" or the “Company”) is a biopharmaceutical company developing next-generation programmed T cell therapies for the treatment of cancer. Using its broad suite of proprietary and modular T cell programming technologies, the Company is engineering precisely targeted, controlled and highly active T cell therapies that are designed to better recognize cancer cells, break down their defense mechanisms and attack and kill these cells. The Company believes its programmed T cell therapies have the potential to be best-in-class and offer cancer patients substantial benefits over the existing standard of care, including the potential for cure in some patients.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.
The Company has funded its operations primarily with proceeds from the sale of its equity securities and more recently, from strategic financing. The Company has incurred recurring losses since its inception, including net losses of $142.1 million, $142.1 million and $123.8 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company had an accumulated deficit of $521.3 million and $379.2 million, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all. The Company believes the cash on hand at December 31, 2021 of $310.3 million will be sufficient to fund the Company’s operations for at least 12 months from the issuance date of these consolidated financial statements.
The Company is a public limited company incorporated and registered in England and Wales. On June 22, 2018, the Company completed its initial public offering ("IPO") of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 10,147,059 ADSs representing the same number of ordinary shares, including 1,323,529 ADSs pursuant to the underwriters’ option to purchase additional ADSs, at a public offering price of $17.00 per ADS. Net proceeds were $156.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company.
On April 15, 2019, the Company completed an underwritten public offering of 4,830,000 ADSs representing 4,830,000 ordinary shares, at a public offering price of $24.00 per ADS, which includes an additional 630,000 ADSs issued upon the exercise in full of the underwriters’ option to purchase additional ADSs.  Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $108.8 million.

    On January 27, 2020, the Company completed an underwritten public offering of 7,250,000 ADSs representing 7,250,000 ordinary shares, at a public offering price of $11.00 per ADS.  Aggregate net proceeds to the Company, after underwriting discounts, were $74.0 million.

In January 2021, the Company sold an aggregate of 1,718,506 ADSs under its Open Market Sale Agreement ("Sales Agreement") with Jefferies LLC as sales agent. Aggregate net proceeds to the Company, after commission fees and offering expenses, were $15.3 million.

On February 12, 2021, the Company completed an underwritten public offering of 14,285,715 ADSs, which includes the full exercise by the underwriters to purchase an additional 2,142,857 ADSs, at a public offering price of $7.00 per ADS. Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $106.9 million.

On June 17, 2021 the Company sold an aggregate of 2,069,466 ADSs under its Sales Agreement with Jefferies LLC as sales agent. Aggregate net proceeds to the Company after commission fees and offering expenses, were $14.3 million.
Blackstone Agreements

On November 6, 2021, the Company concurrently entered into a (i) Strategic Collaboration and Financing Agreement, (the “Blackstone Collaboration Agreement"), (ii) Securities Purchase Agreement (the “Blackstone Securities Purchase Agreement”), and (iii) Warrant Agreement (the “Blackstone Warrant”) and (iv) a Registration Rights Agreement (the “Blackstone Registration Rights Agreement”), collectively called the "Blackstone Agreements", with BXLS V - Autobahn L.P, ("Blackstone"). The Blackstone Agreements were entered into and in contemplation of one another and, accordingly, the Company assessed the accounting for these agreements in the aggregate.
The Company concluded that there were three units of accounting for the consideration received per the Blackstone Agreements which comprised of (i) the Blackstone Collaboration Agreement, (ii) the purchase of ADSs and consequently ordinary shares, (iii) Blackstone Warrants. The three units of accounting are recorded at fair value upon initial recognition and are not subsequent measured at fair value. The Company allocated the total gross proceeds arising from the Blackstone Collaboration Agreement and the Blackstone Securities Purchase Agreement along with the issuance of the Blackstone Warrant among the three units of accounting on a relative fair value basis at the time of the transaction as follows:

Units of Accounting	Gross proceeds (in millions)	Initial fair value (in millions)	Allocated consideration based on relative fair value (in millions)	Net allocated consideration based on relative fair value after transaction costs* (in millions)
Liability related to the sale of future royalties and sales milestones, net (Blackstone Collaboration Agreement)	$50.0	$49.6	$46.4	$45.9
ADSs, representing ordinary shares	$100.0	$100.0	$93.6	$91.6
Warrants	$—	$10.7	$10.0	$9.9
Total	$150.0	$160.3	$150.0	$147.4
* In addition, the total shared transaction costs of $1.7 million, relating to the Blackstone Agreement have been allocated to the three units of accounting on a relative fair value basis.

Blackstone Collaboration Agreement

Pursuant to the Blackstone Collaboration Agreement, Blackstone agreed to pay us up to $150 million to support the continued development of the Company's CD19 CAR T cell investigational therapy product candidate, obecabtagene autoleucel (obe-cel), as well as next generation product therapies of obe-cel in B-cell malignancies. The first $50 million has been paid by Blackstone as an upfront payment and the remainder (up to $100 million) will be payable based on certain specified clinical, manufacturing and regulatory milestones (each such payment, a “Blackstone Development Payment” and collectively, the “Blackstone Development Payments”). For further details of the Blackstone Collaboration Agreement, see Note 13, “Liability related to future sale of royalties and sales milestones, net".

Blackstone Securities Purchase Agreement
Pursuant to the Blackstone Securities Purchase Agreement, the Company sold 17,985,611 ADSs representing 17,985,611 ordinary shares, at a private placement price of $5.56 per ADS to Blackstone resulting in gross proceeds of $100 million.  The Company received aggregate net proceeds of $98.0 million, after offering expenses. Pursuant to the Blackstone Registration Rights Agreement, the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) within 45 days following the Closing Date (as defined in the Blackstone Securities Purchase Agreement”) for the purpose of registering the ordinary shares underlying the ADSs issued pursuant to the Blackstone Securities Purchase Agreement and the ordinary shares underlying the ADSs to be issued upon exercise of the Blackstone Warrant.

Blackstone Warrant Agreement

Pursuant to the Blackstone Warrant, the Company issued Blackstone a warrant to purchase up to 3,265,306 ADSs representing 3,265,306 of the Company's ordinary shares, at an exercise price of $7.35 per ADS. The Blackstone Warrant is exercisable in whole or in part until November 6, 2026. For further details on the Warrant Agreement, see Note 10, “Warrants".